Annual Total Returns - Government Portfolio [BarChart] - 03.31 FIMM Funds Class 2 Combo PRO-10 - Government Portfolio - Class II	May 28, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.10%
Annual Return 2017	0.60%
Annual Return 2018	1.57%
Annual Return 2019	1.93%
Annual Return 2020	0.28%
Annual Return 2021	0.01%